Disclosure of Initial Application of Standards or Interpretations (Details) - USD ($) $ in Millions			6 Months Ended		12 Months Ended
		Jan. 01, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2019	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [Line Items]
Net revenues			$ 848	$ 4,468	$ 8,808	$ 8,665	$ 7,586	[1]
Other expenses, gains and losses			(218)	(459)	(1,017)	(1,089)	(921)	[2]
Equity		$ 4,562	2,729	3,456	4,446	4,409	4,538			$ 5,007
Changes on initial application of IFRS 9		24
Right-of-use assets					604	600			$ 606
Current lease liabilities under IAS 17						10
Current liabilities - Borrowings			19		19				14
Non-current lease liabilities under IAS 17						125
Non-current liabilities - Borrowings			127		128				127
Operating lease commitments under IAS 17						7
Lease liabilities					147	135			141
Investment property leasehold interests in land [member]
Disclosure of initial application of standards or interpretations [Line Items]
Right-of-use assets					43	44			44
Leasehold interests in land [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Right-of-use assets					540	552			552
Other property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [Line Items]
Right-of-use assets					21	4			10
IFRS 16
Disclosure of initial application of standards or interpretations [Line Items]
Current liabilities - Borrowings									4
Non-current liabilities - Borrowings									2
Discounted minimum lease payments payable under non-cancellable operating lease									7
Short-term leases and leases of low-value assets									(1)
IFRS 16 | Investment property leasehold interests in land [member]
Disclosure of initial application of standards or interpretations [Line Items]
Right-of-use assets									0
IFRS 16 | Leasehold interests in land [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Right-of-use assets									0
IFRS 16 | Other property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [Line Items]
Right-of-use assets									$ 6
Retained earnings
Disclosure of initial application of standards or interpretations [Line Items]
Equity		2,888	$ 958	$ 1,728	$ 2,696	$ 2,714	2,864			$ 3,327
Changes on initial application of IFRS 9		$ 24
Reclassification [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Net revenues							0
Other expenses, gains and losses	[3]						(8)
Reclassification [Member] | Gaming promoter or agency [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Gaming promoter/agency commissions	[3]						8
Previously stated [member]
Disclosure of initial application of standards or interpretations [Line Items]
Net revenues							7,715
Other expenses, gains and losses							(915)
Previously stated [member] | Gaming promoter or agency [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Gaming promoter/agency commissions							(135)
Increase (decrease) due to application of IFRS 15 [member] | IFRS 15
Disclosure of initial application of standards or interpretations [Line Items]
Net revenues							(129)
Other expenses, gains and losses							2
Increase (decrease) due to application of IFRS 15 [member] | Gaming promoter or agency [Member] | IFRS 15
Disclosure of initial application of standards or interpretations [Line Items]
Gaming promoter/agency commissions							127
As restated [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Net revenues							7,586
Other expenses, gains and losses							(921)
As restated [Member] | Gaming promoter or agency [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Gaming promoter/agency commissions							$ 0

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[3]	Note: Amount represented agency commissions. As the amount was immaterial, it was reclassified to “Other expenses, gains and losses” for the purpose of presenting the consolidated income statement.